Fair Values of Financial Instruments - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale equity securities	$ 8,945	$ 7,629
Loans held for sale	56,261	56,879
Derivative financial assets	1,848	$ 5,550
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Liabilities
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Assets
Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	3,786,377	$ 4,541,925
Available for sale equity securities	8,945	7,629
Loans held for sale	56,261	56,879
Derivative financial assets	1,848	5,550
Derivative financial liabilities	678	561
U.S. Treasury Securities and Obligations of U.S. Government Corporations and Agencies [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	484,950	529,492
State and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	533,831	709,530
Residential Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	1,049,941	1,174,944
Residential Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Non-Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	90,611	111,973
Commercial Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	459,298	562,553
Asset-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	860,638	911,611
Single Issue Trust Preferred Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	15,141	16,284
Corporate Bonds [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	291,967	525,538
Financial Services Industry [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale equity securities	211	270
Interest Rate Lock Commitments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial assets	1,144	1,146
Forward Sales Commitments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial assets	93	220
Interest Rate Swap Contracts [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial assets	611	4,038
Derivative financial liabilities		348
TBA Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial assets		146
Derivative financial liabilities	678	213
Fixed Income Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale equity securities	5,210	5,138
Equity Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale equity securities	3,524	2,221
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for sale	0	0
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	5,159	5,367
Available for sale equity securities	8,945	7,629
Loans held for sale	0	0
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Treasury Securities and Obligations of U.S. Government Corporations and Agencies [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | State and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Residential Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Residential Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Non-Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Commercial Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Asset-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Single Issue Trust Preferred Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate Bonds [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	5,159	5,367
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Financial Services Industry [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale equity securities	211	270
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Interest Rate Lock Commitments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Forward Sales Commitments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Interest Rate Swap Contracts [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | TBA Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial assets		0
Derivative financial liabilities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale equity securities	5,210	5,138
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale equity securities	3,524	2,221
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for sale	4,283	12,008
Derivative financial assets	810	4,674
Derivative financial liabilities	11	0
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	3,781,218	4,536,558
Available for sale equity securities	0	0
Loans held for sale	4,283	12,008
Derivative financial assets	810	4,674
Derivative financial liabilities	11	0
Significant Other Observable Inputs (Level 2) [Member] | U.S. Treasury Securities and Obligations of U.S. Government Corporations and Agencies [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	484,950	529,492
Significant Other Observable Inputs (Level 2) [Member] | State and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	533,831	709,530
Significant Other Observable Inputs (Level 2) [Member] | Residential Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	1,049,941	1,174,944
Significant Other Observable Inputs (Level 2) [Member] | Residential Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Non-Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	90,611	111,973
Significant Other Observable Inputs (Level 2) [Member] | Commercial Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	459,298	562,553
Significant Other Observable Inputs (Level 2) [Member] | Asset-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	860,638	911,611
Significant Other Observable Inputs (Level 2) [Member] | Single Issue Trust Preferred Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	15,141	16,284
Significant Other Observable Inputs (Level 2) [Member] | Corporate Bonds [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	286,808	520,171
Significant Other Observable Inputs (Level 2) [Member] | Financial Services Industry [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale equity securities	0	0
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Lock Commitments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial assets	139	302
Significant Other Observable Inputs (Level 2) [Member] | Forward Sales Commitments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial assets	60	214
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial assets	611	4,038
Derivative financial liabilities		0
Significant Other Observable Inputs (Level 2) [Member] | TBA Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial assets		120
Derivative financial liabilities	11	0
Significant Other Observable Inputs (Level 2) [Member] | Fixed Income Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale equity securities	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale equity securities	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for sale	51,978	44,871
Derivative financial assets	1,038	876
Derivative financial liabilities	667	561
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	0	0
Available for sale equity securities	0	0
Loans held for sale	51,978	44,871
Derivative financial assets	1,038	876
Derivative financial liabilities	667	561
Significant Unobservable Inputs (Level 3) [Member] | U.S. Treasury Securities and Obligations of U.S. Government Corporations and Agencies [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | State and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | Residential Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | Residential Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Non-Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | Commercial Mortgage-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Agency [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | Asset-Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | Single Issue Trust Preferred Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | Corporate Bonds [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale debt securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | Financial Services Industry [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale equity securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | Interest Rate Lock Commitments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial assets	1,005	844
Significant Unobservable Inputs (Level 3) [Member] | Forward Sales Commitments [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial assets	33	6
Significant Unobservable Inputs (Level 3) [Member] | Interest Rate Swap Contracts [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities		348
Significant Unobservable Inputs (Level 3) [Member] | TBA Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial assets		26
Derivative financial liabilities	667	213
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale equity securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | Equity Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale equity securities	$ 0	$ 0